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QUARTERLY REPORT

BROOKMONT CATASTROPHIC BOND ETF

Schedule of InvestmentsSeptember 30, 2025 (unaudited)

		Shares	Value
13.42%	TREASURIES
	US Treasury Bill 10/30/2025 0.041%^(A)	1,250,000	$1,245,927
	(JP Morgan Money Market US Treasury Fund+8.148%)
	US Treasury Bill 11/13/2025 0.041%^(A)	500,000	497,603
	(JP Morgan Money Market US Treasury Fund+8.220%)

13.42%	TOTAL TREASURIES		1,743,530
	(Cost: $1,743,291)

79.61%	INSURANCE-LINKED SECURITIES(B)
	Acorn Re Ltd. 11/06/2026 8.273% 144A	250,000	255,425
	Alamo Re Ltd. 06/07/2026 15.803% 144A	250,000	263,125
	Alamo Re Ltd. 06/07/2026 13.000%^ 144A	250,000	263,500
	(Federated Hermes Money Market US Treasury Fund+8.500%)
	Aragonite Re Ltd. 04/07/2027 9.374%^ 144A	250,000	259,363
	(Federated Hermes Money US Treasury Fund+8.392%)
	Baldwin Re Ltd. 07/07/2027 8.960%^ 144A	250,000	259,150
	(Federated Hermes Money Market US Treasury Fund+9.080%)
	Bayou Re Ltd. 05/26/2026 16.330%^ 144A	250,000	266,775
	(BlackRock Money Market US Treasury Fund+5.050%)
	Black Kite Re Ltd. 05/08/2028 11.923% 144A	250,000	253,263
	Blue Ridge Re Ltd. 01/08/2027 9.170%^ 144A	250,000	259,175
	(Federated Hermes Money Market US Treasury Fund+2.500%)
	Charles River Re Ltd. 05/10/2027 11.555%^ 144A	250,000	265,288
	(Federated Hermes Money Market US Treasury Fund+5.250%)
	Citrus Re Ltd. 06/07/2026 12.633% 144A	250,000	260,275
	Commonwealth Re Ltd. 07/08/2026 7.780% 144A	250,000	255,750
	Fish Pond Re Ltd. 01/08/2027 7.930% 144A	250,000	257,037

QUARTERLY REPORT

BROOKMONT CATASTROPHIC BOND ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

	Shares	Value
Floodsmart Re Ltd. 03/12/2027 18.280% 144A	250,000	$265,675
Foundation Re IV Ltd. 01/08/2027 10.173% 144A	500,000	516,200
Four Lakes Re Ltd. 01/07/2027 12.843% 144A	250,000	257,000
Four Lakes Re Ltd. 01/07/2028 12.176% 144A	250,000	254,162
Fuchsia 2024-1 - London Bridge 2 PCC Ltd. 04/06/2028 9.063% 144A	250,000	257,300
Gateway Re Ltd. 07/07/2027 13.423% 144A	250,000	263,075
Lightning Re Series 2023 03/31/2026 14.923% 144A	250,000	261,575
Logistics Re Ltd. 12/21/2027 9.923% 144A	250,000	256,125
Maschpark Re Ltd. 01/10/2028 7.423% 144A	250,000	254,525
Matterhorn Re Ltd. 09/22/2028 6.426% 144A	250,000	250,000
Montoya Re Ltd. 04/07/2028 10.533% 144A	250,000	253,787
Mountain Re Ltd 06/05/2026 10.663% 144A	250,000	259,425
Nakama Re Ltd. 05/09/2028 7.795% 144A	250,000	261,238
Nakama Re Pte. Ltd. 04/04/2029 6.273% 144A	250,000	254,275
Palm Re Ltd. 06/07/2027 13.623% 144A	250,000	266,975
Purple Re Ltd. 06/05/2026 14.503% 144A	250,000	263,925
Purple Re Ltd. 06/07/2027 13.049% 144A	250,000	265,525
Sanders Re III Ltd. 04/07/2027 9.380%^ 144A	250,000	259,000
(BlackRock Money Market US Treasury Fund+5.750%)
Titania Re Ltd. 02/27/2026 17.040%^ 144A	250,000	260,925
(BlackRock Money Market US Treasury Fund+5.550%)
Tomoni Re Pte. Ltd. 04/07/2026 6.760%^ 144A	250,000	251,800
(BlackRock Money Market US Treasury Fund+5.470%)
Torrey Pines Re Ltd. 06/05/2026 9.246%^ 144A	250,000	254,325
(JP Morgan Money Market US Treasury Fund+2.820%)
Torrey Pines Re Ltd. 06/05/2026 12.160%^ 144A	250,000	256,600
(JP Morgan Money Market US Treasury Fund+0.500%)
Ursa Re Ltd. 12/07/2026 9.400%^ 144A	250,000	257,775
(JP Morgan Money Market US Treasury Fund+7.500%)

QUARTERLY REPORT

BROOKMONT CATASTROPHIC BOND ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Shares	Value
	US Treasury 03/08/2028 7.424% 144A	250,000	$250,525
	Veraison Re Ltd. 03/09/2026 10.698%^ 144A	250,000	255,300
	(BlackRock Money Market US Treasury Fund+2.500%)
	Winston Re Ltd. 02/21/2028 10.400%^ 144A	250,000	259,700
	(BlackRock Money Market US Treasury Fund+6.500%)
	Wrigley Re Ltd. 08/07/2026 10.150%^ 144A	250,000	258,025
	(BlackRock Money Market US Treasury Fund+6.914%)
			10,342,888

79.61%	TOTAL INSURANCE-LINKED SECURITIES		10,342,888
	(Cost: $10,207,569)

93.03%	TOTAL INVESTMENTS		12,086,418
	(Cost: $11,950,860)
6.97%	Other assets, net of liabilities		905,385
100.00%	NET ASSETS		$12,991,803

^Rate is determined periodically. Rate shown is the rate as of September 30, 2025

(A)Zero coupon security. The rate shown is the yield-to-maturity on the date of September 30,2025

(B)Issued in the United States by a foreign bank and denominated in USD.

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $10,342,888 and is 79.61% of the Fund’s net assets.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

QUARTERLY REPORT

BROOKMONT CATASTROPHIC BOND ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
TREASURIES	$1,743,530	$—	$—	$1,743,530
INSURANCE-LINKED SECURITIES	—	10,342,888	—	10,342,888
TOTAL INVESTMENTS	$1,743,530	$10,342,888	$—	$12,086,418

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $11,950,860, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$146,356
Gross unrealized depreciation	(10,798)
Net unrealized appreciation	$135,558